RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	May 31, 2018
Operating expense paid by related party	$ 0	$ 65,517
Accounts payable paid off by related party	0	$ 129
Due to related party	0		$ 0
Amounts due to related party written off	$ 65,646
Director, Poh Kee Liew [Member]
Operating expense paid by related party			65,517
Accounts payable paid off by related party			$ 129